Insurance - Summary of Movement in Provisions for Unearned Premiums (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure Of Movement In Provisions For Unearned Premiums [Line Items]
Balance as at beginning of year	$ 1,581	$ 1,575
Written premiums	3,071	2,901
Earned premiums	(2,997)	(2,895)	$ 3,293
Balance as at end of year	1,655	1,581	1,575
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [Line Items]
Balance as at beginning of year	1,581	1,575
Written premiums	3,185	2,993
Earned premiums	(3,092)	(2,987)	4,226
Balance as at end of year	1,674	1,581	1,575
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [Line Items]
Written premiums	114	92
Earned premiums	(95)	$ (92)	$ (933)
Balance as at end of year	$ 19